Consolidated Income Statement - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue	$ 4,707.9	$ 4,282.8
Cost of sales	3,407.8	3,128.3
Gross profit	1,300.1	1,154.5
Research and development expenses	123.2	149.8
Selling, general and administrative expenses	565.4	535.0
Other (gains) and losses	(13.3)	27.9
Share of after-tax profit of equity accounted investees	(88.3)	(72.2)
Restructuring, integration and acquisition costs	56.5	131.4
Impairment of goodwill	0.0	568.0
Gain on remeasurement of previously held equity interest	(72.6)	0.0
Operating income (loss)	729.2	(185.4)
Finance expense – net	215.5	205.0
Earnings (loss) before income taxes	513.7	(390.4)
Income tax expense (recovery)	98.7	(72.8)
Net income (loss) from continuing operations	415.0	(317.6)
Net income from discontinued operations	0.0	21.3
Net income (loss)	415.0	(296.3)
Attributable to:
Equity holders of the Company	405.3	(304.0)
Non-controlling interests	$ 9.7	$ 7.7
Earnings (loss) per share attributable to equity holders of the Company
Basic – continuing operations (in Canadian dollars per share)	$ 1.27	$ (1.02)
Diluted - continuing operations (in Canadian dollars per share)	1.27	(1.02)
Basic - discontinued operations (in Canadian dollars per share)	0	0.07
Diluted - discontinued operations (in Canadian dollars per share)	$ 0	$ 0.07